CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets
Cash and cash equivalents	$ 143,403	¥ 928,934	¥ 475,028
Short-term deposits	292,529	1,894,946	4,214,576
Restricted short-term deposits	60,085	389,221	100,000
Accounts receivable, net	20,432	132,353	257,436
Inventory	2,221	14,385	1,445
Amounts due from related parties	818	5,297	61,073
Prepayments and other current assets	22,822	147,823	204,139
Deferred tax assets	18,049	116,921	111,436
Total current assets	560,359	3,629,880	5,425,133
Non-current assets
Deferred tax assets	519	3,363	1,392
Investments	87,616	567,557	186,654
Property and equipment, net	130,206	843,449	234,228
Intangible assets, net	22,606	146,437	154,034
Goodwill	23,409	151,638	300,382
Other non-current assets	306,541	1,985,714	560,971
Total non-current assets	570,897	3,698,158	1,437,661
Total assets	1,131,256	7,328,038	6,862,794
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entity without recourse to the Company of RMB101,160 and RMB108,500 as of December 31, 2014 and 2015, respectively)	20,041	129,819	101,525
Deferred revenue (including deferred revenue of the consolidated variable interest entity without recourse to the Company of RMB354,987 and RMB385,300 as of December 31, 2014 and 2015, respectively)	59,480	385,300	356,150
Advances from customers (including advances from customers of the consolidated variable interest entity without recourse to the Company of RMB25,897 and RMB 45,189 as of December 31, 2014 and 2015, respectively)	8,504	55,086	34,127
Income taxes payable (including income taxes payable of the consolidated variable interest entity without recourse to the Company of RMB65,162 and RMB80,978 as of December 31, 2014 and 2015, respectively)	16,580	107,403	89,161
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated variable interest entity without recourse to the Company of RMB357,464 and RMB579,760 as of December 31, 2014 and 2015, respectively)	105,266	681,889	478,703
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entity without recourse to the Company of RMB30,892 and RMB23,684 as of December 31, 2014 and 2015, respectively)	3,847	24,917	30,892
Total current liabilities	213,718	1,384,414	1,090,558
Non-current liabilities
Convertible bonds (including convertible bonds of the consolidated variable interest entity without recourse to the Company of nil and nil as of December 31, 2014 and 2015, respectively)	$ 400,970	¥ 2,597,403	2,447,980
Long-term payable (including long-term payable of the consolidated variable interest entity without recourse to the Company of RMB183,000 and nil as of December 31, 2014 and 2015, respectively)			183,000
Deferred revenue(including deferred revenue of the consolidated variable interest entity without recourse to the Company of RMB24,383 and RMB20,752 as of December 31, 2014 and 2015, respectively)	$ 3,204	¥ 20,752	24,383
Deferred tax liabilities (including deferred tax liabilities of the consolidated variable interest entity without recourse to the Company of RMB26,709 and RMB12,592 as of December 31, 2014 and 2015, respectively)	2,596	16,817	26,709
Total non-current liabilities	406,770	2,634,972	2,682,072
Total liabilities	$ 620,488	¥ 4,019,386	¥ 3,772,630
Commitments and contingencies
Mezzanine equity	$ 9,545	¥ 61,833
Shareholders' equity
Additional paid-in capital	310,568	2,011,799	¥ 2,900,458
Statutory reserves	8,723	56,507	56,469
Retained earnings	186,355	1,207,168	173,963
Accumulated other comprehensive loss	(5,617)	(36,385)	(40,799)
Total YY Inc.'s shareholders' equity	500,040	3,239,159	¥ 3,090,164
Non-controlling interests	1,183	7,660
Total shareholders' equity	501,223	3,246,819	¥ 3,090,164
Total liabilities, mezzanine equity and shareholders' equity	1,131,256	7,328,038	6,862,794
Class A common shares [Member]
Shareholders' equity
Common shares	7	43	43
Class B common shares [Member]
Shareholders' equity
Common shares	$ 4	¥ 27	¥ 30